Issued Capital and Reserves - Additional Information (Detail) £ / shares in Units, £ in Thousands				6 Months Ended
	May 04, 2021 £ / shares shares	Feb. 12, 2021 $ / shares £ / shares shares	Feb. 12, 2021 GBP (£) £ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 GBP (£) shares yr £ / shares	Jun. 30, 2020 GBP (£)
Disclosure of classes of share capital [line items]
Exercise price, share options granted | £ / shares | $ / shares				$ 2.87
Number of warrants exercised during period					14,954,491
Number of ADS equivalents to warrants issued during period					2,990,898
Share-based payment expenses | £					£ 1,800	£ 900
Expected volatility (%)					98.00%
Risk-free interest rate (%)					1.00%
Expected life of share options | yr					10
Noncash Warrant Exercises [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised during period					460,135
Exercise price per warrants				0.348	0.348
Proceeds from issue of warrants | £					£ 160,127
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of options granted					2,378,060
Share based compensation by share based payment arrangement exercise price per option | $ / shares				$ 2.88
Weighted average fair value of options granted | £ / shares					£ 1.84
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of options granted					296,000
Share based compensation by share based payment arrangement exercise price per option | $ / shares				$ 2.81
Weighted average fair value of options granted | £ / shares					£ 1.80
Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants				0.348	0.348
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted	2,100,840	198,375,000	198,375,000
Nominal value | £ / shares	£ 0.003	£ 0.003	£ 0.003
Ordinary shares price per share | £ / shares	£ 0.517		£ 0.395
Proceeds from issue of ordinary shares | £			£ 78,358,125
Transaction costs associated with issue of share capital | £			£ 200
Ordinary shares [member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted					4,621,147
ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted		39,675,000	39,675,000
Ordinary shares price per share | $ / shares		£ 2.726
ADS [Member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted					924,229